Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
Significant Accounting Policies [Abstract]
Exchange rate		$ 0.621	$ 1
Number of operating segment	1